UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: JUNE 30, 2004
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  JUNE 28, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 101
Form 13F Information Table Value Total: 221697(x$1000)
List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      720     8000 SH       Sole                     8000
Abbott Labs                    COM              002824100     1824    44750 SH       Sole                    44750
Adobe Sys Inc                  COM              00724F101     1544    33200 SH       Sole                    33200
Agilent Technologies           COM              00846U101      298    10173 SH       Sole                    10173
American Express Co            COM              025816109     4484    87271 SH       Sole                    87271
American International Group   COM              026874107     6473    90811 SH       Sole                    90811
Amgen Inc                      COM              031162100     2832    51900 SH       Sole                    51900
Apollo Group Inc               COM              037604105      411     4650 SH       Sole                     4650
Applied Biosystems OLD         COM              380201038      818    37610 SH       Sole                    37610
Applied Materials Inc          COM              038222105      911    46450 SH       Sole                    46450
Automatic Data Processing Inc  COM              053015103      595    14200 SH       Sole                    14200
Bank of America                COM              060505104     1121    13244 SH       Sole                    13244
Barr Pharmaceuticals Inc       COM              068306109      642    19050 SH       Sole                    19050
Bed Bath & Beyond              COM              075896100     1278    33250 SH       Sole                    33250
BP Plc Sponsored ADR           COM              055622104     4580    85494 SH       Sole                    85494
Burlington Northern            COM              12189T104      231     6593 SH       Sole                     6593
Cardinal Health Inc            COM              14149Y108      581     8300 SH       Sole                     8300
Career Education Corp          COM              141665109      219     4800 SH       Sole                     4800
Carnival Corp                  COM              143658300     2959    62950 SH       Sole                    62950
Caterpillar Inc                COM              149123101      278     3500 SH       Sole                     3500
Chevron Corp                   COM              166764100     5081    53995 SH       Sole                    53995
Cintas Corp Ohio               COM              172908105     3072    64449 SH       Sole                    64449
Cisco Systems                  COM              17275r102     3694   155863 SH       Sole                   155863
Citigroup Inc                  COM              172967101     2282    49079 SH       Sole                    49079
Clear Channel Comm             COM              184502102      273     7400 SH       Sole                     7400
Coca Cola Co                   COM              191216100     1450    28722 SH       Sole                    28722
Corning Inc                    COM              219350105      518    39633 SH       Sole                    39633
Deere & Co                     COM              244199105      456     6500 SH       Sole                     6500
Dell Inc                       COM              24702R101     1997    55738 SH       Sole                    55738
Disney Walt Co                 COM              254687106      275    10800 SH       Sole                    10800
Dollar Tree Stores             COM              256746108      806    29400 SH       Sole                    29400
Dow Chem Co                    COM              260543103      573    14071 SH       Sole                    14071
Du Pont de Nemours             COM              263534109     1497    33706 SH       Sole                    33706
Electronic Arts, Inc.          COM              285512109      518     9500 SH       Sole                     9500
Ensco Intl Inc                 COM              26874Q100     2389    82100 SH       Sole                    82100
Exxon Mobil Corp               COM              30231G102     7023   158144 SH       Sole                   158144
Federal Natl Mtg Assn          COM              313586109     2576    36100 SH       Sole                    36100
First Data Corp                COM              319963104     2470    55490 SH       Sole                    55490
Fiserv Inc                     COM              337738108     4360   112112 SH       Sole                   112112
Flextronics Intl Ltd           COM              Y2573F102     2933   183900 SH       Sole                   183900
Franklin Res Inc               COM              354613101      449     8970 SH       Sole                     8970
General Electric Co            COM              369604103    15284   471736 SH       Sole                   471736
Gillette Co                    COM              375766102      348     8200 SH       Sole                     8200
H&R Block Inc                  COM              093671105      505    10600 SH       Sole                    10600
Harley Davidson Inc            COM              412822108     1143    18450 SH       Sole                    18450
Hewlett Packard Co.            COM              428236103     1962    93002 SH       Sole                    93002
Home Depot, Inc.               COM              437076102     2009    57088 SH       Sole                    57088
Honeywell Inc                  COM              438516106      256     7000 SH       Sole                     7000
Intel Corp                     COM              458140100     5418   196303 SH       Sole                   196303
Intl Business Mach             COM              459200101     6227    70641 SH       Sole                    70641
Intuit                         COM              461202103     1028    26650 SH       Sole                    26650
Jefferson Pilot Corp           COM              475070108      694    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     5589   100345 SH       Sole                   100345
JPMorgan Chase & Co            COM              46625H100     1096    28264 SH       Sole                    28264
Key Tronic Inc                 COM              493144109      341    92377 SH       Sole                    92377
Kohl's Corp.                   COM              500255104      237     5600 SH       Sole                     5600
Lehman Brothers Holdings Inc   COM              524908100      355     4712 SH       Sole                     4712
Linear Technology              COM              535678106     2498    63300 SH       Sole                    63300
Marsh & Mclennan Cos Inc       COM              571748102      264     5808 SH       Sole                     5808
Maxim Integrated Inc           COM              57772K101      854    16290 SH       Sole                    16290
Medtronic Inc                  COM              585055106     4278    87800 SH       Sole                    87800
Merck & Co                     COM              589331107     1795    37787 SH       Sole                    37787
Microsoft Corp.                COM              594918104     6594   230888 SH       Sole                   230888
Moody's                        COM              615369105      220     3400 SH       Sole                     3400
Morgan Stanley                 COM              617446448      468     8861 SH       Sole                     8861
Noble Energy, Inc.             COM              655044105      306     6000 SH       Sole                     6000
Nokia Corp ADR                 COM              654902204     2279   156758 SH       Sole                   156758
Omnicom Group Inc              COM              681919106     2861    37700 SH       Sole                    37700
Oracle Corp.                   COM              68389x105      566    47480 SH       Sole                    47480
Pepsico, Inc.                  COM              713448108     5587   103687 SH       Sole                   103687
Pfizer, Inc.                   COM              717081103     5497   160343 SH       Sole                   160343
Procter & Gamble Co            COM              742718109     6816   125194 SH       Sole                   125194
RLI Corp                       COM              749607107      328     9000 SH       Sole                     9000
Royal Dutch Pete               COM              780257804      780    15088 SH       Sole                    15088
Rubios Restaurants Inc         COM              78116B102       79    10000 SH       Sole                    10000
SBC Communications Inc         COM                             296    12186 SH       Sole                    12186
Schlumberger Ltd               COM              806857108      483     7600 SH       Sole                     7600
Staples, Inc.                  COM              855030102     1593    54175 SH       Sole                    54175
Starbucks Corp                 COM              855244109     3947    90750 SH       Sole                    90750
State Street Corp.             COM              857477103      982    20029 SH       Sole                    20029
Sysco Corp                     COM              871829107      413    11500 SH       Sole                    11500
The Charles Schwab Corp        COM                            1016   105706 SH       Sole                   105706
Time Warner, Inc.              COM              887317303      204    11600 SH       Sole                    11600
True Religion Apparel          COM              89784N104       17    19000 SH       Sole                    19000
Tyco International Ltd.        COM              h89128104     5938   179187 SH       Sole                   179187
U.S. Bancorp                   COM              902973304      433    15713 SH       Sole                    15713
United Technologies            COM              913017109      286     3124 SH       Sole                     3124
Verizon Comm                   COM              92343V104      420    11618 SH       Sole                    11618
Viacom Inc Cl B                COM              92553P201      845    23650 SH       Sole                    23650
Vodafone Grp ADR               COM              92857W209     2358   106705 SH       Sole                   106705
Wal Mart Stores Inc            COM              931142103     2538    48100 SH       Sole                    48100
Walgreen Co                    COM              931422109     2321    64100 SH       Sole                    64100
Weatherford                    COM              g95089101     3227    71750 SH       Sole                    71750
Wells Fargo & Co               COM              949746101    16930   295828 SH       Sole                   295828
Whole Food Market, Inc.        COM              966837106      420     4400 SH       Sole                     4400
Wyeth                          COM              983024100      560    15500 SH       Sole                    15500
Chestnut Str Exch Fd Sh Partsh                  166668103    12296 37432.300 SH      Sole                37432.300
Midcap SPDR Tr Ser 1                            595635103      413     3720 SH       Sole                     3720
Nasdaq-100 Trusts Shares                        631100104      281     7450 SH       Sole                     7450
SPDR Tr Unit Ser 1                              78462F103     1172    10229 SH       Sole                    10229
The Individuals' Venture Fund                                  253   350000 SH       Sole                   350000